5. Acquisitions (Details - Allocation of purchase price) - USD ($) $ in Thousands	10 Months Ended
	Nov. 12, 2020	Dec. 31, 2020	Dec. 31, 2019
Identifiable assets acquired and liabilities assumed
Goodwill (b-a)		$ 4,546	$ 626
Phoenix [Member]
Identifiable assets acquired and liabilities assumed
Cash	$ 364
Account and other receivables	970
Inventories	2,302
Property, plant and equipment	3,065
Identifiable intangible assets	3,043
Prepaid expenses and other assets, current and non-current	656
Accounts payables	(1,557)
Accrued and other liabilities	(2,335)
Deferred tax liabilities	(624)
Other long-term liabilities	(771)
Identifiable assets acquired and liabilities assumed	5,113
Consideration (b)	9,033
Goodwill (b-a)	$ 3,920